Commitments, Contingencies and Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year-end.

	2020		2019
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to extend credit:
Lines of credit and construction loans	$38,474	$427,864	$15,155	$396,516
Overdraft protection	6	41,707	5	37,286
Letters of credit	615	986	624	776
	$39,095	$470,557	$15,784	$434,578